Business Combinations - Schedule of Purchase Consideration, Tangible and Intangible Assets Acquired (Details) $ in Thousands	Oct. 31, 2018 USD ($)
Business Acquisition [Line Items]
Fair Value	$ 10,850
Pet parent relationships
Business Acquisition [Line Items]
Fair Value	$ 6,600
Estimated Useful	8 years
Pet service provider relationships
Business Acquisition [Line Items]
Fair Value	$ 2,000
Estimated Useful	3 years
Technologies
Business Acquisition [Line Items]
Fair Value	$ 2,200
Estimated Useful	2 years
Non-competition agreements
Business Acquisition [Line Items]
Fair Value	$ 50
Estimated Useful	1 year